Financial instruments - Summary of Maximum Exposure to Credit Risk for Trade Receivables (Details) - Trade receivables - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Financial instruments
Maximum exposure to credit risk	$ 10,631	$ 16,025
Gross carrying amount
Financial instruments
Maximum exposure to credit risk	11,127	17,394
Expected credit loss provision
Financial instruments
Maximum exposure to credit risk	(496)	(1,369)
0-30 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	9,294	12,229
31-90 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	812	2,995
Greater than 90 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	$ 1,021	$ 2,170